Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000	2,000,000	2,000,000
Ordinary shares, shares issued	924,167	921,354	900,104
Ordinary shares, shares outstanding	924,167	921,354	900,104
GIGCAPITAL7 CORP [Member]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
GIGCAPITAL7 CORP [Member] | Class A Ordinary Shares
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Redeemable ordinary shares, shares	20,000,000	20,000,000	20,000,000
Redeemable ordinary shares, price per share	$ 10.67	$ 10.58	$ 10.15
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
GIGCAPITAL7 CORP [Member] | Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	13,333,333	13,333,333	13,333,333
Ordinary shares, shares outstanding	13,333,333	13,333,333	13,333,333